Cost of sales (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling Interests
Schedule of Cost of Sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Salaries and employee benefits	$27,150	$24,942
Raw materials and consumables	22,144	18,951
Utilities	5,336	4,539
Other costs	2,456	2,453
Changes in inventories	(362)	1,230

	$56,724	$52,115